Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETFis Series Trust I
Entity Central Index Key	0001559109
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000156214
Shareholder Report [Line Items]
Fund Name	Virtus Reaves Utilities ETF
Class Name	Virtus Reaves Utilities ETF
Trading Symbol	UTES
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Reaves Utilities ETF ("Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Reaves Utilities ETF	$28	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.49%
AssetsNet	$ 385,676,435
Holdings Count | Holding	20
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of January 31, 2025)

Fund net assets	$385,676,435
Total number of portfolio holdings	20
Portfolio turnover rate	42%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Utilities	100.00%
Footnote	Description
Footnote(1)	Percentage of total investments as of January 31, 2025.